Income tax, Reconciliation of tax expense and accounting profit (Details) - GBP (£) £ in Thousands		12 Months Ended
	May 24, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax, reconciliation of tax expense and accounting profit [Abstract]
Loss before tax		£ (44,145)	£ (140,928)	£ (87,360)
Tax credit using the UK Corporation tax rate of 19% (2021: 19% and 2020: 19%)		(8,388)	(26,776)	(16,598)
Effects of [Abstract]
Non-deductible expenses		11,268	12,836	9,120
Additional deduction for R&D expenditure		(16,408)	(12,354)	(16,286)
Surrender of tax losses for R&D tax credit refund		3,099	12,354	16,286
R&D expenditure credits		(3,418)	(10,210)	(13,424)
Share-based compensation plans deduction		(4,552)	0	0
Movement in deferred tax not recognized		15,895	14,315	8,084
Adjustments to tax charge in respect of previous periods - deferred tax		(150)	18	(379)
Adjustments to tax charge in respect of previous periods		20	370	(100)
State taxes		(435)	0	7
Effects of overseas tax rates		161	42	24
Effects of changes in tax rates		(13)	0	(1)
Total income tax credit		£ (2,921)	£ (9,405)	£ (13,267)
UK [Member]
Tax rate [Abstract]
Tax rate	25.00%	19.00%	19.00%	19.00%